Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,682,676	$ 1,604,284
Cash flows	(153,944)	(106,055)
Foreign exchange movement	448	(275)
Leases	124,835	139,014
Other	92,333	45,708
Ending balance	1,746,348	1,682,676
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,444,303	1,425,633
Cash flows	(73,945)	(27,038)
Foreign exchange movement	0	0
Leases	0	0
Other	92,333	45,708
Ending balance	1,462,691	1,444,303
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	238,373	178,651
Cash flows	(79,999)	(79,017)
Foreign exchange movement	448	(275)
Leases	124,835	139,014
Other	0	0
Ending balance	$ 283,657	$ 238,373